EBP Asset rollforward and B.S. classification (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amounts included in regulatory liabilities associated with Transco and Northwest Pipeline:
Net regulatory liabilities	$ 150	$ 171
Pension Benefits [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	1,357	1,299
Actual return on plan assets	62	212
Employer contributions	4	14
Plan participants’ contributions	0	0
Benefits paid	(83)	(41)
Settlements	(4)	(127)
Net increase (decrease) in fair value of plan assets	(21)	58
Fair value of plan assets at end of year	1,336	1,357
Funded status — overfunded (underfunded)	203	174
Amounts recognized in the Consolidated Balance Sheet:
Noncurrent assets	229	203
Current liabilities	(3)	(3)
Noncurrent liabilities	(23)	(26)
Funded status - overfunded (underfunded)	203	174
Accumulated benefit obligation	1,118	1,167
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	26	29
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	22	25
Fair value of plan assets	0	0
Amounts recognized in Accumulated other comprehensive income (loss):
Net actuarial gain (loss)	(46)	(101)
Other Postretirement Benefits [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	278	247
Actual return on plan assets	16	37
Employer contributions	5	6
Plan participants’ contributions	2	2
Benefits paid	(14)	(14)
Settlements	0	0
Net increase (decrease) in fair value of plan assets	9	31
Fair value of plan assets at end of year	287	278
Funded status — overfunded (underfunded)	87	58
Amounts recognized in the Consolidated Balance Sheet:
Noncurrent assets	91	64
Current liabilities	(4)	(6)
Noncurrent liabilities	0	0
Funded status - overfunded (underfunded)	87	58
Amounts recognized in Accumulated other comprehensive income (loss):
Net actuarial gain (loss)	$ 4	$ (25)